Transactions with related parties:	6 Months Ended
Jun. 30, 2020
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:

3. Transactions with related parties:

During the six-month periods ended June 30, 2020 and 2019, the Partnership incurred the following expenses in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of income:

	Six months ended June 30,
	2020	2019
Included in voyage expenses
Charter hire commissions (a)	$855	$772

Included in general and administrative expenses – related party
Executive services fee (d)	$298	$304
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$3,358	$3,242

As of June 30, 2020 and December 31, 2019, balances with related parties consisted of the following:

	Period/Year ended
	June 30, 2020	December 31, 2019
Assets:
Working capital advances provided to the Manager (a), current	$1,552	$—
Security deposits to Manager (a), non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital advances due to the Manager (a)	$—	$1,198
Executive service charges due to Manager (d)	$178	$148
Administrative service charges due to Manager (e)	$—	$30
Management fees due to Manager (a)	$—	$701
Other Partnership expenses due (from) /to Manager	$(154)	$125
Total liabilities due to related party, current	$24	$2,202

a) Dynagas Ltd.

The Partnership’s vessels have entered into vessel management agreements with Dynagas Ltd., the Partnership’s Manager (the “Management Agreements”). Pursuant to the terms of these Management Agreements, the Manager provides each vessel-owning entity of the Partnership with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5 per vessel, for a period beginning upon vessel’s delivery until the termination of the Management Agreement. The Management Agreements initially terminate on December 31, 2020 and are thereafter, automatically extended in additional eight-year increments if notice of termination is not previously provided by the Partnership’s vessel-owning subsidiaries. Beginning on the first calendar year after the commencement of each vessel’s Management Agreement and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of each Management Agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services. The amount of such increase is to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership’s Conflicts Committee. Under the terms of the Management Agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses and general and administrative expenses that are not covered by the management fees.

During the six-month period ended June 30, 2020 and 2019, each vessel was charged a daily management fee of $3.1 and $3.0, respectively. During the six-month period ended June 30, 2020 and 2019, management fees under the vessel Management Agreements amounted to $3,358 and $3,242 respectively, and are separately reflected in the accompanying unaudited interim condensed consolidated statements of income.

The Management Agreements also provide for:

  a commission of 1.25% over charter-hire agreements arranged by the Manager; and
  a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel, if applicable, plus out of pocket expenses.

During the six-month period ended June 30, 2020 and 2019, charter hire commissions under the Management Agreements amounted to $855 and $772 respectively, and are included in Voyage expenses-related party in the accompanying unaudited interim condensed consolidated statements of income.

The Management Agreements will terminate automatically after a change of control of the owners and/or of the owners’ ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager. As of June 30, 2020, based on the maximum period prescribed in the Management Agreements up to the initial termination period and the basic daily fee in effect during the six-month period ended June 30, 2020, such termination fee would be approximately $20.2 million.

The Management Agreements also provide for an advance equal to three months daily management fee. In the case of termination of the Management Agreements, prior to their eight year term, by any reason other than Manager’s default, the advance is not refundable. Such advances as of June 30, 2020 and December 31, 2019, amounted to $1,350, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated condensed balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of June 30, 2020, a balance of $1,552 was due from the Manager and as of December 31, 2019, a balance of $1,198 was due to the Manager in relation to these operating expenses.

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into the $30 million Sponsor Facility with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital. The $30 million Sponsor Facility was extended on November 14, 2018 for an additional term of five years on terms and conditions identical to the initial credit facility (the “$30 million Extended Sponsor Facility”). The $30 million Extended Sponsor Facility may be drawn and be prepaid in whole or in part at any time during the life of the facility which is until November 2023. No amounts have been drawn under the respective facility as of June 30, 2020 and December 31, 2019.

(c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

At the IPO date, the Partnership and its Sponsor entered into the Omnibus Agreement, as amended and as currently in effect. The amended Omnibus Agreement sets out (i) the terms and the extent the Partnership and the Sponsor may compete with each other, (ii) the procedures to be followed for the exercise of the Partnership’s option to acquire the Initial Optional Vessels (as defined in the Omnibus Agreement), including the Partnership’s right to acquire the Sponsor’s ownership interest (which is currently 49.0%) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier (or the “Additional Optional Vessels” and together with the Initial Optional Vessels, the “Optional Vessels”), which were all delivered between December 2017 and February 2019, (iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership, and (iv) the Sponsor’s provisions of certain indemnities in favor of the Partnership.

The purchase option periods with regards to the Initial Optional Vessels that were not exercised, expired in December 2018.

The Partnership's option periods with regard to the Sponsor's interests in the first two of the five joint venture entities described above also expired unexercised. The Partnership retains the legal right to exercise the option to acquire from its Sponsor its 49% ownership interest in the last three vessels described above, at the period specified and as per the terms prescribed in the Omnibus Agreement.

 (d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the certain services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538 per annum (or $604 on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.1235 as of June 30, 2020), payable in equal monthly installments. The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier. During the six-month periods ended June 30, 2020 and 2019, executive service fees amounted to $298 and $304, respectively, and are included in general and administrative expenses in the accompanying unaudited interim condensed consolidated statements of income.

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by Dynagas. During the six month periods ended June 30, 2020 and 2019, administrative service fees amounted to $60 and are included in general and administrative expenses – related party in the accompanying unaudited interim condensed consolidated statements of income.